UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09637 and 811-09739

Name of Fund:	BlackRock Large Cap Series Funds, Inc.

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Core Retirement Portfolio

BlackRock Large Cap Growth Fund

BlackRock Large Cap Growth Retirement Portfolio

BlackRock Large Cap Value Fund

BlackRock Large Cap Value Retirement Portfolio

Master Large Cap Series LLC

Master Large Cap Core Portfolio

Master Large Cap Growth Portfolio

Master Large Cap Value Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2013

Date of reporting period: 06/30/2013

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2013 (Unaudited)	BlackRock Large Cap Core Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Core Portfolio	$1,646,609,446
Total Investments (Cost — $1,294,362,081) — 100.1%	1,646,609,446
Liabilities in Excess of Other Assets — (0.1)%	(1,601,607)

Net Assets — 100.0%	$1,645,007,839

Notes to Schedule of Investments

BlackRock Large Cap Core Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Core Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2013, the value of the investment and the percentage owned by the Fund of the Master LLC was $1,646,609,446 and 73.7%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2013, the Fund’s investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended June 30, 2013.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2013	1

Schedule of Investments June 30, 2013 (Unaudited)	BlackRock Large Cap Growth Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Growth Portfolio	$915,506,340
Total Investments (Cost — $782,604,605) — 100.1%	915,506,340
Liabilities in Excess of Other Assets — (0.1)%	(742,821)

Net Assets — 100.0%	$914,763,519

Notes to Schedule of Investments

BlackRock Large Cap Growth Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Growth Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2013, the value of the investment and the percentage owned by the Fund of the Master LLC was $915,506,340 and 96.0%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2013, the Fund’s investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended June 30, 2013.

2	BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2013

Schedule of Investments June 30, 2013 (Unaudited)	BlackRock Large Cap Value Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Value Portfolio	$856,337,815
Total Investments (Cost — $659,794,274) — 100.1%	856,337,815
Liabilities in Excess of Other Assets — (0.1)%	(1,142,394)

Net Assets — 100.0%	$855,195,421

Notes to Schedule of Investments

BlackRock Large Cap Value Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Value Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2013, the value of the investment and the percentage owned by the Fund of the Master LLC was $856,337,815 and 87.4%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2013, the Fund’s investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended June 30, 2013.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2013	3

Schedule of Investments June 30, 2013 (Unaudited)	BlackRock Large Cap Core Retirement Portfolio
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Core Portfolio	$68,350,397
Total Investments (Cost — $47,203,328) — 100.0%	68,350,397
Liabilities in Excess of Other Assets — 0.0%	(21,075)

Net Assets — 100.0%	$68,329,322

Notes to Schedule of Investments

BlackRock Large Cap Core Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Core Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2013, the value of the investment and the percentage owned by the Fund of the Master LLC was $68,350,397 and 3.1%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2013, the Fund’s investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended June 30, 2013.

4	BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2013

Schedule of Investments June 30, 2013 (Unaudited)	BlackRock Large Cap Growth Retirement Portfolio
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Growth Portfolio	$1,208,485
Total Investments (Cost — $369,043) — 100.2%	1,208,485
Liabilities in Excess of Other Assets — (0.2)%	(2,887)

Net Assets — 100.0%	$1,205,598

Notes to Schedule of Investments

BlackRock Large Cap Growth Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Growth Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2013, the value of the investment and the percentage owned by the Fund of the Master LLC was $1,208,485 and 0.1%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2013, the Fund’s investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended June 30, 2013.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2013	5

Schedule of Investments June 30, 2013 (Unaudited)	BlackRock Large Cap Value Retirement Portfolio
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Value Portfolio	$123,843,349
Total Investments (Cost — $113,697,119) — 100.0%	123,843,349
Liabilities in Excess of Other Assets — 0.0%	(30,532)

Net Assets — 100.0%	$123,812,817

Notes to Schedule of Investments

BlackRock Large Cap Value Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Value Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2013, the value of the investment and the percentage owned by the Fund of the Master LLC was $123,843,349 and 12.6%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2013, the Fund’s investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended June 30, 2013.

6	BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2013

Schedule of Investments June 30, 2013 (Unaudited)	BlackRock Large Cap Core Plus Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.4%
The Boeing Co.	4,970	$509,127
Airlines — 2.7%
United Continental Holdings, Inc. (a)	30,240	946,210
Auto Components — 1.8%
TRW Automotive Holdings Corp. (a)	9,480	629,851
Biotechnology — 3.0%
Amgen, Inc.	4,360	430,157
Biogen Idec, Inc. (a)	1,170	251,784
Celgene Corp. (a)	2,200	257,202
Gilead Sciences, Inc. (a)	2,150	110,101
Quintiles Transnational Holdings, Inc. (a)	600	25,536

		1,074,780
Capital Markets — 1.9%
The Goldman Sachs Group, Inc.	4,450	673,063
Chemicals — 1.0%
Cabot Corp.	5,174	193,611
PPG Industries, Inc.	1,170	171,300

		364,911
Commercial Banks — 4.9%
SunTrust Banks, Inc.	20,230	638,661
U.S. Bancorp	30,870	1,115,951

		1,754,612
Commercial Services & Supplies — 0.9%
Tyco International Ltd.	9,820	323,569
Communications Equipment — 0.6%
Brocade Communications Systems, Inc. (a)	35,400	203,904
Computers & Peripherals — 4.4%
Apple, Inc. (b)	2,109	835,333
EMC Corp.	30,800	727,496

		1,562,829
Construction & Engineering — 2.2%
KBR, Inc.	24,580	798,850
Consumer Finance — 2.5%
Discover Financial Services (b)	18,740	892,773
Containers & Packaging — 1.8%
Packaging Corp. of America	10,576	517,801
Rock-Tenn Co., Class A	1,350	134,838

		652,639
Diversified Financial Services — 11.7%
Bank of America Corp.	102,040	1,312,234
Citigroup, Inc. (b)	27,840	1,335,485
JPMorgan Chase & Co. (b)	28,383	1,498,338

		4,146,057

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components — 1.7%
Avnet, Inc. (a)	13,140	$441,504
TE Connectivity Ltd.	3,640	165,766

		607,270
Energy Equipment & Services — 1.0%
Oceaneering International, Inc.	4,970	358,834
Food & Staples Retailing — 4.6%
CVS Caremark Corp.	19,870	1,136,166
Wal-Mart Stores, Inc. (b)	6,665	496,476

		1,632,642
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories (b)	12,270	427,978
Health Care Providers & Services — 2.0%
McKesson Corp. (b)	6,220	712,190
Industrial Conglomerates — 3.4%
3M Co. (b)	11,150	1,219,253
Insurance — 7.3%
Allied World Assurance Co. Holdings AG	4,460	408,134
American Financial Group, Inc. (b)	10,290	503,284
American International Group, Inc. (a)	19,630	877,461
The Chubb Corp.	1,755	148,561
The Travelers Cos., Inc.	8,065	644,555

		2,581,995
Internet Software & Services — 5.0%
Google, Inc., Class A (a)	2,029	1,786,271
IT Services — 6.6%
DST Systems, Inc. (b)	9,135	596,789
Mastercard, Inc., Class A	1,996	1,146,702
Teradata Corp. (a)	11,870	596,230

		2,339,721
Machinery — 3.0%
Dover Corp.	1,990	154,543
Ingersoll-Rand PLC	11,140	618,493
Oshkosh Corp. (a)	5,005	190,040
WABCO Holdings, Inc. (a)	1,540	115,022

		1,078,098
Media — 6.3%
Comcast Corp., Class A	24,520	1,026,898
News Corp., Class A	37,209	1,213,013

		2,239,911
Multiline Retail — 0.5%
Dillard’s, Inc., Class A	1,500	122,955
Macy’s, Inc.	1,226	58,848

		181,803

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ETF Exchange-Traded Funds S&P Standard & Poor’s

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2013	7

Schedule of Investments (continued)	BlackRock Large Cap Core Plus Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels — 14.3%
Chevron Corp.	7,725	$914,177
Exxon Mobil Corp. (b)	10,895	984,363
Marathon Oil Corp. (b)	15,740	544,289
Marathon Petroleum Corp.	10,720	761,763
PBF Energy, Inc.	11,076	286,868
Suncor Energy, Inc.	27,325	805,814
Tesoro Corp. (b)	15,390	805,205

		5,102,479
Paper & Forest Products — 2.2%
Domtar Corp.	3,525	234,413
International Paper Co.	12,000	531,720

		766,133
Pharmaceuticals — 10.0%
AbbVie, Inc. (b)	10,670	441,098
Eli Lilly & Co. (b)	8,155	400,574
Merck & Co., Inc.	28,030	1,301,993
Pfizer, Inc. (b)	50,610	1,417,586

		3,561,251
Semiconductors & Semiconductor Equipment — 2.3%
Applied Materials, Inc.	35,160	524,236
Teradyne, Inc. (a)	16,930	297,460

		821,696
Software — 6.9%
Activision Blizzard, Inc.	23,700	337,962
Microsoft Corp. (b)	31,705	1,094,774
Oracle Corp.	26,930	827,290
Symantec Corp.	8,900	199,983

		2,460,009
Specialty Retail — 5.4%
Lowe’s Cos., Inc.	25,900	1,059,310
Ross Stores, Inc.	13,170	853,548

		1,912,858
Textiles, Apparel & Luxury Goods — 1.2%
NIKE, Inc., Class B	6,632	422,326
Tobacco — 0.2%
Philip Morris International, Inc.	710	61,500
Trading Companies & Distributors — 0.3%
MRC Global, Inc. (a)	3,771	104,155
Total Long-Term Investments (Cost — $36,529,600) — 126.2%		44,911,548

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.05% (c)(d)	1,486,628	1,486,628
Total Short-Term Securities (Cost — $1,486,628) — 4.2%		1,486,628
Total Investments Before Investments Sold Short (Cost — $38,016,228*) — 130.4%		46,398,176

Investments Sold Short	Shares	Value
Automobiles — (0.6)%
Harley-Davidson, Inc.	1,950	$(106,899)
Tesla Motors, Inc.	1,080	(116,024)

		(222,923)
Beverages — (0.3)%
Beam, Inc.	1,630	(102,869)
Building Products — (0.9)%
Armstrong World Industries, Inc.	2,060	(98,447)
Lennox International, Inc.	1,660	(107,136)
Masco Corp.	5,220	(101,738)

		(307,321)
Capital Markets — (0.3)%
The Charles Schwab Corp.	5,430	(115,279)
Chemicals — (1.2)%
Airgas, Inc.	1,040	(99,278)
Ashland, Inc.	1,230	(102,705)
Rockwood Holdings, Inc.	1,640	(105,009)
The Scotts Miracle-Gro Co., Class A	2,300	(111,113)

		(418,105)
Communications Equipment — (0.9)%
JDS Uniphase Corp.	7,550	(108,569)
Juniper Networks, Inc.	5,740	(110,839)
Polycom, Inc.	9,300	(98,022)

		(317,430)
Computers & Peripherals — (0.3)%
Diebold, Inc.	3,300	(111,177)
Construction Materials — (0.5)%
Martin Marietta Materials, Inc.	990	(97,436)
Vulcan Materials Co.	2,040	(98,756)

		(196,192)
Containers & Packaging — (0.3)%
MeadWestvaco Corp.	3,000	(102,330)
Diversified Financial Services — (0.6)%
Interactive Brokers Group, Inc., Class A	6,650	(106,200)
The McGraw-Hill Financial, Inc.	1,940	(103,190)

		(209,390)
Diversified Telecommunication Services — (0.6)%
Level 3 Communications, Inc.	5,010	(105,611)
TW Telecom, Inc.	3,730	(104,962)

		(210,573)
Electric Utilities — (1.2)%
Duke Energy Corp.	1,570	(105,975)
NextEra Energy, Inc.	1,360	(110,813)
Pepco Holdings, Inc.	5,160	(104,026)
The Southern Co.	2,360	(104,147)

		(424,961)
Electronic Equipment, Instruments & Components — (0.6)%
Dolby Laboratories, Inc., Class A	3,010	(100,685)
National Instruments Corp.	3,810	(106,451)

		(207,136)
Energy Equipment & Services — (0.9)%
Dresser-Rand Group, Inc.	1,760	(105,565)

8	BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Large Cap Core Plus Fund
(Percentages shown are based on Net Assets)

Investments Sold Short	Shares	Value
Energy Equipment & Services (concluded)
FMC Technologies, Inc.	1,890	$(105,235)
McDermott International, Inc.	11,760	(96,197)

		(306,997)
Food & Staples Retailing — (0.3)%
Whole Foods Market, Inc.	2,080	(107,078)
Food Products — (0.9)%
Bunge Ltd.	1,530	(108,278)
Dean Foods Co.	10,060	(100,801)
WhiteWave Foods Co., Class A	6,060	(98,475)

		(307,554)
Gas Utilities — (0.3)%
ONEOK, Inc.	2,410	(99,557)
Health Care Equipment & Supplies — (0.3)%
Hologic, Inc.	5,130	(99,009)
Household Durables — (0.3)%
Toll Brothers, Inc.	3,110	(101,479)
Independent Power Producers & Energy Traders — (0.3)%
Calpine Corp.	5,150	(109,334)
Internet & Catalog Retail — (0.7)%
Groupon, Inc.	15,760	(133,960)
HomeAway, Inc.	3,660	(118,364)

		(252,324)
Internet Software & Services — (1.3)%
Equinix, Inc.	520	(96,054)
Facebook, Inc., Class A	4,610	(114,605)
Pandora Media, Inc.	7,360	(135,424)
Rackspace Hosting, Inc.	3,040	(115,186)

		(461,269)
Life Sciences Tools & Services — (1.2)%
Bruker Corp.	6,530	(105,461)
Illumina, Inc.	1,540	(115,254)
PerkinElmer, Inc.	3,270	(106,275)
QIAGEN N.V.	5,550	(110,501)

		(437,491)
Machinery — (1.7)%
Caterpillar, Inc.	1,250	(103,113)
Harsco Corp.	4,620	(107,138)
The Manitowoc Co., Inc.	5,510	(98,684)
Navistar International Corp.	3,120	(86,611)
Pentair Ltd.	1,820	(104,996)
Xylem, Inc.	3,830	(103,180)

		(603,722)
Media — (0.6)%
Cablevision Systems Corp., Class A	7,210	(121,272)
Clear Channel Outdoor Holdings, Inc., Class A	13,120	(97,875)

		(219,147)
Metals & Mining — (1.9)%
Allegheny Technologies, Inc.	3,900	(102,609)
Commercial Metals Co.	7,110	(105,015)
Compass Minerals International, Inc.	1,200	(101,436)
Newmont Mining Corp.	2,980	(89,251)
Nucor Corp.	2,370	(102,668)
Royal Gold, Inc.	1,860	(78,269)
Tahoe Resources, Inc.	7,060	(99,899)

		(679,147)
Multiline Retail — (0.5)%
JC Penney Co., Inc.	5,810	(99,235)

Investments Sold Short	Shares	Value
Multiline Retail (concluded)
Sears Holdings Corp.	2,240	$(94,259)

		(193,494)
Multi-Utilities — (1.2)%
Alliant Energy Corp.	2,150	(108,403)
Dominion Resources, Inc.	1,910	(108,526)
NiSource, Inc.	3,740	(107,114)
Sempra Energy	1,320	(107,923)

		(431,966)
Oil, Gas & Consumable Fuels — (4.4)%
Cheniere Energy, Inc.	3,800	(105,488)
Cobalt International Energy, Inc.	4,110	(109,203)
Concho Resources, Inc.	1,200	(100,464)
CONSOL Energy, Inc.	3,150	(85,365)
Energen Corp.	1,930	(100,862)
Golar LNG Ltd.	3,110	(99,178)
Kosmos Energy Ltd.	9,960	(101,194)
Laredo Petroleum Holdings, Inc.	5,400	(111,024)
Pioneer Natural Resources Co.	750	(108,563)
QEP Resources, Inc.	3,580	(99,452)
Range Resources Corp.	1,420	(109,794)
SandRidge Energy, Inc.	21,220	(101,007)
Spectra Energy Corp.	3,530	(121,644)
Teekay Corp.	2,710	(110,107)
The Williams Cos., Inc.	3,060	(99,358)

		(1,562,703)
Pharmaceuticals — (0.3)%
Hospira, Inc.	3,010	(115,313)
Professional Services — (0.3)%
IHS, Inc., Class A	1,000	(104,380)
Road & Rail — (0.3)%
Con-way, Inc.	2,730	(106,361)
Semiconductors & Semiconductor Equipment — (0.9)%
Advanced Micro Devices, Inc.	27,240	(111,139)
Fairchild Semiconductor International, Inc.	7,470	(103,086)
Silicon Laboratories, Inc.	2,490	(103,111)

		(317,336)
Software — (2.1)%
Concur Technologies, Inc.	1,320	(107,422)
NetSuite, Inc.	1,260	(115,592)
Nuance Communications, Inc.	5,620	(103,296)
Salesforce.com, Inc.	2,810	(107,286)
ServiceNow, Inc.	2,880	(116,323)
Splunk, Inc.	2,490	(115,436)
Zynga, Inc., Class A	36,840	(102,415)

		(767,770)
Specialty Retail — (0.3)%
Sally Beauty Holdings, Inc.	3,530	(109,783)
Thrifts & Mortgage Finance — (0.3)%
TFS Financial Corp.	9,620	(107,744)
Trading Companies & Distributors — (0.3)%
GATX Corp.	2,140	(101,500)
Total Investments Sold Short (Proceeds — $10,487,820) — (29.9)%		(10,648,144)
Total Investments — 100.5%		35,750,032
Liabilities in Excess of Other Assets — (0.5)%		(165,229)

Net Assets — 100.0%		$35,584,803

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2013	9

Schedule of Investments (continued)	BlackRock Large Cap Core Plus Fund

Notes to Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$38,563,650

Gross unrealized appreciation	$8,439,710
Gross unrealized depreciation	(605,184)

Net unrealized appreciation	$7,834,526

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral in connection with short sales.

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2012	Shares Purchased		Shares Sold	Shares Held at June 30, 2013	Value at June 30, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	385,464	1,101,164	[1]	—	1,486,628	$1,486,628	$745	—
iShares Core S&P 500 ETF	—	4,800		(4,800)	—	—	$6,713	$68,290
[1] Represents net shares purchased.

(d)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in it’s semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$44,911,548	—	—	$44,911,548
Short-Term Securities	1,486,628	—	—	1,486,628
Liabilities:
Investments:
Investments Sold Short [1]	(10,648,144)	—	—	(10,648,144)
Total	$35,750,032	—	—	$35,750,032

[1] See above Schedule of Investments for values in each industry.

10	BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2013

Schedule of Investments (concluded)	BlackRock Large Cap Core Plus Fund

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Collateral for securities sold short	$(125)	—	—	$(125)
Bank overdraft	—	$(1,906)	—	(1,906)
Total	$(125)	$(1,906)	—	$(2,031)

There were no transfers between levels during the period ended June 30, 2013.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2013	11

Schedule of Investments June 30, 2013 (Unaudited)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.1%
The Boeing Co.	246,900	$25,292,436
Airlines — 2.2%
United Continental Holdings, Inc. (a)	1,531,920	47,933,777
Auto Components — 1.3%
TRW Automotive Holdings Corp. (a)	429,393	28,528,871
Biotechnology — 2.4%
Amgen, Inc.	217,100	21,419,086
Biogen Idec, Inc. (a)	58,400	12,567,680
Celgene Corp. (a)	109,700	12,825,027
Gilead Sciences, Inc. (a)	107,300	5,494,833
Quintiles Transnational Holdings, Inc. (a)	31,300	1,332,128

		53,638,754
Capital Markets — 1.5%
The Goldman Sachs Group, Inc.	227,131	34,353,564
Chemicals — 0.3%
Cabot Corp.	203,874	7,628,965
Commercial Banks — 3.9%
SunTrust Banks, Inc.	852,700	26,919,739
U.S. Bancorp	1,650,775	59,675,516

		86,595,255
Commercial Services & Supplies — 0.7%
Tyco International Ltd.	468,900	15,450,255
Communications Equipment — 0.3%
Brocade Communications Systems, Inc. (a)	1,122,800	6,467,328
Computers & Peripherals — 3.5%
Apple, Inc.	105,050	41,608,204
EMC Corp.	1,544,000	36,469,280

		78,077,484
Construction & Engineering — 1.0%
KBR, Inc.	682,400	22,178,000
Consumer Finance — 2.4%
Discover Financial Services	1,111,600	52,956,624
Containers & Packaging — 1.1%
Packaging Corp. of America	503,913	24,671,580
Diversified Financial Services — 9.6%
Bank of America Corp.	5,296,300	68,110,418
Citigroup, Inc.	1,440,718	69,111,242
JPMorgan Chase & Co.	1,458,324	76,984,924

		214,206,584
Electronic Equipment, Instruments & Components — 0.9%
Avnet, Inc. (a)	434,200	14,589,120
TE Connectivity Ltd.	130,100	5,924,754

		20,513,874
Energy Equipment & Services — 0.7%
Oceaneering International, Inc.	223,800	16,158,360
Food & Staples Retailing — 3.8%
CVS Caremark Corp.	1,056,825	60,429,253
Wal-Mart Stores, Inc.	331,450	24,689,711

		85,118,964
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	554,900	19,354,912
Health Care Providers & Services — 1.5%
McKesson Corp.	294,425	33,711,663

Common Stocks	Shares	Value
Industrial Conglomerates — 3.5%
3M Co.	585,975	$64,076,366
General Electric Co.	605,250	14,035,747

		78,112,113
Insurance — 5.1%
Allied World Assurance Co. Holdings AG	75,500	6,909,005
American Financial Group, Inc.	106,700	5,218,697
American International Group, Inc. (a)	1,231,300	55,039,110
The Chubb Corp.	171,700	14,534,405
The Travelers Cos., Inc.	405,900	32,439,528

		114,140,745
Internet Software & Services — 4.0%
Google, Inc., Class A (a)	101,685	89,520,423
IT Services — 4.9%
International Business Machines Corp.	105,150	20,095,217
Mastercard, Inc., Class A	107,250	61,615,125
Teradata Corp. (a)(b)	549,600	27,606,408

		109,316,750
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	641,500	27,430,540
Machinery — 2.0%
Ingersoll-Rand PLC	535,900	29,753,168
Oshkosh Corp. (a)	246,500	9,359,605
WABCO Holdings, Inc. (a)	76,600	5,721,254

		44,834,027
Media — 5.1%
Comcast Corp., Class A	1,241,200	51,981,456
News Corp., Class A	1,864,520	60,783,352

		112,764,808
Multiline Retail — 0.9%
Dillard’s, Inc., Class A	217,913	17,862,329
Macy’s, Inc.	58,885	2,826,480

		20,688,809
Oil, Gas & Consumable Fuels — 10.3%
Chevron Corp.	405,775	48,019,413
Exxon Mobil Corp.	546,100	49,340,135
Marathon Oil Corp.	787,075	27,217,053
Marathon Petroleum Corp.	535,088	38,023,353
PBF Energy, Inc.	555,238	14,380,664
Suncor Energy, Inc.	1,345,940	39,691,770
Tesoro Corp.	242,093	12,666,306

		229,338,694
Paper & Forest Products — 1.7%
Domtar Corp.	168,300	11,191,950
International Paper Co.	600,800	26,621,448

		37,813,398
Pharmaceuticals — 8.7%
AbbVie, Inc.	532,900	22,030,086
Eli Lilly & Co.	402,175	19,754,836
Johnson & Johnson	124,225	10,665,959
Merck & Co., Inc.	1,483,650	68,915,543
Pfizer, Inc.	2,582,175	72,326,722

		193,693,146
Semiconductors & Semiconductor Equipment — 1.7%
Applied Materials, Inc.	1,759,780	26,238,320

12	MASTER LARGE CAP SERIES LLC	JUNE 30, 2013

Schedule of Investments (continued)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
Teradyne, Inc. (a)(b)	716,600	$12,590,662

		38,828,982
Software — 5.4%
Activision Blizzard, Inc.	1,184,200	16,886,692
Microsoft Corp.	1,582,250	54,635,093
Oracle Corp.	1,321,600	40,599,552
Symantec Corp.	339,400	7,626,318

		119,747,655
Specialty Retail — 4.2%
Lowe’s Cos., Inc.	1,283,800	52,507,420
Ross Stores, Inc.	636,900	41,277,489

		93,784,909
Textiles, Apparel & Luxury Goods — 0.9%
NIKE, Inc., Class B	328,974	20,949,064
Tobacco — 0.1%
Philip Morris International, Inc.	35,775	3,098,831
Total Long-Term Investments (Cost — $1,719,493,031) — 98.8%		2,206,900,144

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.05% (c)(d)	26,362,889	$26,362,889

		Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series, 0.21% (c)(d)(e)	$	30,729	30,728,700
Total Short-Term Securities (Cost — $57,091,589) — 2.6%			57,091,589
Total Investments (Cost — $1,776,584,620*) — 101.4%			2,263,991,733
Liabilities in Excess of Other Assets — (1.4)%			(30,346,409)

Net Assets — 100.0%			$2,233,645,324

Notes to Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,774,698,086

Gross unrealized appreciation	$516,572,549
Gross unrealized depreciation	(27,278,902)

Net unrealized appreciation	$489,293,647

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Portfolio during the period ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at September 30, 2012	Net Activity	Shares/Beneficial Interest Held at June 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	40,033,302	(13,670,413)	26,362,889	$19,172
BlackRock Liquidity Series LLC, Money Market Series	$22,802,709	$7,925,991	$30,728,700	$17,712

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Portfolio may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

MASTER LARGE CAP SERIES LLC	JUNE 30, 2013	13

Schedule of Investments (concluded)	Master Large Cap Core Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Portfolio’s investments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$2,206,900,144	—	—	$2,206,900,144
Short-Term Securities	26,362,889	$30,728,700	—	57,091,589
Total	$2,233,263,033	$30,728,700	—	$2,263,991,733

[1] See above Schedule of Investments for values in each industry.

Certain of the Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, collateral on securities loaned at value of $30,728,700 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2013.

14	MASTER LARGE CAP SERIES LLC	JUNE 30, 2013

Schedule of Investments June 30, 2013 (Unaudited)	Master Large Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.3%
The Boeing Co.	212,275	$21,745,451
Airlines — 2.2%
United Continental Holdings, Inc. (a)	660,402	20,663,978
Beverages — 1.5%
The Coca-Cola Co.	359,400	14,415,534
Biotechnology — 4.1%
Amgen, Inc.	146,600	14,463,556
Biogen Idec, Inc. (a)	39,800	8,564,960
Celgene Corp. (a)	74,100	8,663,031
Gilead Sciences, Inc. (a)	141,500	7,246,215
Quintiles Transnational Holdings, Inc. (a)	13,000	553,280

		39,491,042
Chemicals — 2.1%
CF Industries Holdings, Inc.	24,750	4,244,625
PPG Industries, Inc.	105,775	15,486,518

		19,731,143
Commercial Banks — 2.2%
U.S. Bancorp	575,900	20,818,785
Communications Equipment — 0.5%
QUALCOMM, Inc.	74,000	4,519,920
Computers & Peripherals — 6.4%
Apple, Inc.	107,475	42,568,698
EMC Corp.	799,700	18,888,914

		61,457,612
Construction & Engineering — 1.0%
KBR, Inc.	283,600	9,217,000
Consumer Finance — 2.3%
Discover Financial Services	454,025	21,629,751
Containers & Packaging — 1.9%
Packaging Corp. of America	375,610	18,389,866
Energy Equipment & Services — 1.3%
Oceaneering International, Inc.	166,150	11,996,030
Food & Staples Retailing — 4.5%
CVS Caremark Corp.	399,600	22,849,128
Wal-Mart Stores, Inc.	270,500	20,149,545

		42,998,673
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	442,450	15,432,656
Health Care Providers & Services — 2.6%
McKesson Corp.	185,550	21,245,475
Patterson Cos., Inc.	83,825	3,151,820

		24,397,295
Industrial Conglomerates — 3.2%
3M Co.	278,875	30,494,981
Insurance — 1.4%
The Travelers Cos., Inc.	168,950	13,502,484
Internet Software & Services — 5.6%
Google, Inc., Class A (a)	60,495	53,257,983
IT Services — 10.3%
Alliance Data Systems Corp. (a)	91,625	16,586,874
DST Systems, Inc.	126,050	8,234,847
International Business Machines Corp.	167,500	32,010,925

Common Stocks	Shares	Value
IT Services (concluded)
Mastercard, Inc., Class A (b)	50,850	$29,213,325
Teradata Corp. (a)(c)	248,300	12,472,109

		98,518,080
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	316,750	13,544,230
Machinery — 3.5%
Cummins, Inc.	79,200	8,590,032
Ingersoll-Rand PLC	259,600	14,412,992
Parker Hannifin Corp.	76,650	7,312,410
WABCO Holdings, Inc. (a)	36,200	2,703,778

		33,019,212
Media — 7.0%
Comcast Corp., Class A	536,800	22,481,184
News Corp., Class A	761,661	24,830,149
The Walt Disney Co.	312,800	19,753,320

		67,064,653
Multiline Retail — 0.4%
Dollar Tree, Inc. (a)	77,500	3,940,100
Oil, Gas & Consumable Fuels — 3.5%
Marathon Petroleum Corp.	122,700	8,719,062
PBF Energy, Inc.	244,656	6,336,590
Suncor Energy, Inc.	605,065	17,843,367

		32,899,019
Paper & Forest Products — 1.1%
International Paper Co.	235,725	10,444,975
Pharmaceuticals — 4.0%
AbbVie, Inc.	331,750	13,714,545
Eli Lilly & Co.	164,550	8,082,696
Merck & Co., Inc.	228,900	10,632,405
Warner Chilcott PLC, Class A	292,550	5,815,894

		38,245,540
Semiconductors & Semiconductor Equipment — 1.1%
Applied Materials, Inc.	350,200	5,221,482
Teradyne, Inc. (a)	303,300	5,328,981

		10,550,463
Software — 7.5%
Microsoft Corp.	1,260,050	43,509,527
Oracle Corp.	836,400	25,694,208
Symantec Corp.	108,300	2,433,501

		71,637,236
Specialty Retail — 6.0%
Lowe’s Cos., Inc.	493,700	20,192,330
Ross Stores, Inc.	286,300	18,555,103
TJX Cos., Inc.	377,105	18,877,876

		57,625,309
Textiles, Apparel & Luxury Goods — 1.8%
NIKE, Inc., Class B	197,531	12,578,774
VF Corp.	25,300	4,884,418

		17,463,192
Tobacco — 1.3%
Philip Morris International, Inc.	138,900	12,031,518

MASTER LARGE CAP SERIES LLC	JUNE 30, 2013	15

Schedule of Investments (continued)	Master Large Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Trading Companies & Distributors — 0.2%
MRC Global, Inc. (a)	81,996	$2,264,729
Total Long-Term Investments (Cost — $756,244,032) — 95.8%		913,408,440

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.05% (d)(e)	37,213,547	37,213,547

	Beneficial Interest (000)	Value
BlackRock Liquidity Series LLC, Money Market Series, 0.21% (d)(e)(f)	$12,838	$12,837,825
Total Short-Term Securities (Cost — $50,051,372) — 5.3%		50,051,372
Total Investments (Cost — $806,295,404*) — 101.1%		963,459,812
Liabilities in Excess of Other Assets — (1.1)%		(10,046,798)

Net Assets — 100.0%		$953,413,014

Notes to Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$809,832,701

Gross unrealized appreciation	$169,740,249
Gross unrealized depreciation	(16,113,138)

Net unrealized appreciation	$153,627,111

(a)	Non-income producing security.

(b)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(c)	Security, or a portion of security, is on loan.

(d)	Investments in issuers considered to be an affiliate of the Portfolio during the period ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at September 30, 2012	Net Activity	Shares/Beneficial Interest Held at June 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	16,880,866	20,332,681	37,213,547	$23,304
BlackRock Liquidity Series LLC, Money Market Series	$17,167,563	$(4,329,738)	$12,837,825	$207,325

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Portfolio may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	Financial futures contracts as of June 30, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration		Notional Value	Unrealized Depreciation
217	E-Mini S&P 500 Futures	Chicago Mercantile	September 2013	USD	17,352,405	$(65,758)

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

16	MASTER LARGE CAP SERIES LLC	JUNE 30, 2013

Schedule of Investments (concluded)	Master Large Cap Growth Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$913,408,440	—	—	$913,408,440
Short-Term Securities	37,213,547	$12,837,825	—	50,051,372
Total	$950,621,987	$12,837,825	—	$963,459,812

[1] See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(65,758)	—	—	$(65,758)
Total	$(65,758)	—	—	$(65,758)

[2] Derivative financial instruments are financial futures contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Portfolio’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,890	—	—	$1,890
Liabilities:
Collateral on securities loaned at value	—	$(12,837,825)	—	(12,837,825)
Total	$1,890	$(12,837,825)	—	$(12,835,935)

There were no transfers between levels during the period ended June 30, 2013.

MASTER LARGE CAP SERIES LLC	JUNE 30, 2013	17

Schedule of Investments June 30, 2013 (Unaudited)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.3%
The Boeing Co.	135,800	$13,911,352
Raytheon Co.	130,250	8,612,130

		22,523,482
Airlines — 2.2%
United Continental Holdings, Inc. (a)	684,092	21,405,239
Auto Components — 1.4%
TRW Automotive Holdings Corp. (a)	201,897	13,414,037
Biotechnology — 0.0%
Quintiles Transnational Holdings, Inc. (a)	13,100	557,536
Capital Markets — 2.1%
The Goldman Sachs Group, Inc.	135,478	20,491,047
Chemicals — 0.4%
Cabot Corp.	94,044	3,519,126
Commercial Banks — 5.1%
SunTrust Banks, Inc.	425,600	13,436,192
U.S. Bancorp	885,275	32,002,691
Wells Fargo & Co.	117,625	4,854,384

		50,293,267
Commercial Services & Supplies — 1.0%
Tyco International Ltd.	288,925	9,520,079
Communications Equipment — 0.8%
Brocade Communications Systems, Inc. (a)	518,500	2,986,560
Cisco Systems, Inc.	216,000	5,250,960

		8,237,520
Computers & Peripherals — 0.5%
Apple, Inc.	12,500	4,956,625
Construction & Engineering — 1.0%
KBR, Inc.	306,400	9,958,000
Consumer Finance — 2.6%
Discover Financial Services	531,400	25,315,896
Containers & Packaging — 1.1%
Packaging Corp. of America	82,300	4,029,408
Rock-Tenn Co., Class A	63,667	6,359,060

		10,388,468
Diversified Financial Services — 12.8%
Bank of America Corp.	3,059,000	39,338,740
Citigroup, Inc.	824,126	39,533,324
JPMorgan Chase & Co.	889,065	46,933,741

		125,805,805
Diversified Telecommunication Services — 1.1%
AT&T Inc.	293,550	10,391,670
Electronic Equipment, Instruments & Components — 1.0%
Avnet, Inc. (a)	218,600	7,344,960
TE Connectivity Ltd.	56,800	2,586,672

		9,931,632
Food & Staples Retailing — 3.8%
CVS Caremark Corp.	538,250	30,777,135
Wal-Mart Stores, Inc.	92,650	6,901,499

		37,678,634
Health Care Equipment & Supplies — 0.7%
Abbott Laboratories	200,900	7,007,392
Household Products — 0.4%
The Procter & Gamble Co.	55,200	4,249,848

Common Stocks	Shares	Value
Industrial Conglomerates — 4.2%
3M Co.	234,275	$25,617,971
General Electric Co.	661,375	15,337,286

		40,955,257
Insurance — 9.3%
Allied World Assurance Co. Holdings AG	65,600	6,003,056
American Financial Group, Inc.	264,625	12,942,809
American International Group, Inc. (a)	594,100	26,556,270
Berkshire Hathaway, Inc., Class B (a)	40,200	4,499,184
The Chubb Corp.	219,375	18,570,094
HCC Insurance Holdings, Inc.	74,000	3,190,140
The Travelers Cos., Inc.	240,800	19,244,736

		91,006,289
IT Services — 0.6%
DST Systems, Inc.	85,700	5,598,781
Machinery — 2.6%
Ingersoll-Rand PLC	371,300	20,614,576
Oshkosh Corp. (a)	131,025	4,975,019

		25,589,595
Media — 4.7%
Comcast Corp., Class A	562,400	23,553,312
News Corp., Class A	698,111	22,758,419

		46,311,731
Multiline Retail — 1.0%
Dillard’s, Inc., Class A	106,620	8,739,641
Macy’s, Inc.	29,265	1,404,720

		10,144,361
Oil, Gas & Consumable Fuels — 16.5%
Chevron Corp.	417,475	49,403,991
Exxon Mobil Corp.	530,425	47,923,899
Marathon Oil Corp.	400,700	13,856,206
Marathon Petroleum Corp.	257,340	18,286,580
PBF Energy, Inc. (b)	252,634	6,543,221
Suncor Energy, Inc.	661,590	19,510,289
Tesoro Corp.	118,027	6,175,173

		161,699,359
Paper & Forest Products — 2.2%
Domtar Corp.	114,400	7,607,600
International Paper Co.	316,900	14,041,839

		21,649,439
Pharmaceuticals — 11.0%
AbbVie, Inc.	150,200	6,209,268
Eli Lilly & Co.	217,275	10,672,548
Johnson & Johnson	27,300	2,343,978
Merck & Co., Inc.	834,250	38,750,913
Pfizer, Inc.	1,767,825	49,516,778

		107,493,485
Semiconductors & Semiconductor Equipment — 1.9%
Applied Materials, Inc.	836,670	12,474,750
Teradyne, Inc. (a)	334,200	5,871,894

		18,346,644
Software — 3.1%
Activision Blizzard, Inc.	541,000	7,714,660
Microsoft Corp.	237,500	8,200,875
Oracle Corp.	349,200	10,727,424

18	MASTER LARGE CAP SERIES LLC	JUNE 30, 2013

Schedule of Investments (continued)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Software (concluded)
Symantec Corp.	184,700	$4,150,209

		30,793,168
Specialty Retail — 2.1%
Lowe’s Cos., Inc.	494,000	20,204,600
Total Long-Term Investments (Cost — $768,718,101) — 99.5%		975,438,012

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.05% (c)(d)	8,795,701	8,795,701

	Beneficial Interest (000)	Value
BlackRock Liquidity Series LLC, Money Market Series, 0.21% (c)(d)(e)	$3,862	$3,862,500
Total Short-Term Securities (Cost — $12,658,201) — 1.3%		12,658,201
Total Investments (Cost — $781,376,302*) — 100.8%		988,096,213
Liabilities in Excess of Other Assets — (0.8)%		(7,884,843)

Net Assets — 100.0%		$980,211,370

Notes to Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$809,525,480

Gross unrealized appreciation	$184,837,924
Gross unrealized depreciation	(6,267,191)

Net unrealized appreciation	$178,570,733

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Portfolio during the period ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at September 30, 2012	Net Activity	Shares/Beneficial Interest Held at June 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	10,713,064	(1,917,363)	8,795,701	$11,163
BlackRock Liquidity Series LLC, Money Market Series	$9,360,700	$(5,498,200)	$3,862,500	$13,301

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Portfolio may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

MASTER LARGE CAP SERIES LLC	JUNE 30, 2013	19

Schedule of Investments (concluded)	Master Large Cap Value Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in it’s semi-annual report.

The following table summarizes the Portfolio’s investments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$975,438,012	—	—	$975,438,012
Short-Term Securities	8,795,701	$3,862,500	—	12,658,201
Total	$984,233,713	$3,862,500	—	$988,096,213

[1] See above Schedule of Investments for values in each industry.

Certain of the Portfolio’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$37	—	—	$37
Liabilities:
Collateral on securities loaned at value	—	$(3,862,500)	—	(3,862,500)
Total	$37	$(3,862,500)	—	$(3,862,463)

There were no transfers between levels during the period ended June 30, 2013.

20	MASTER LARGE CAP SERIES LLC	JUNE 30, 2013

Item 2 –	Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: August 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: August 23, 2013